Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Allowance for expected credit losses | Total ECL £m
Impairment (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	£ 442	£ 331	£ 100
Other assets
Impairment (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	(1)	(1)	(8)
Loan commitments and financial guarantees
Impairment (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	(49)	(8)	(43)
Financial assets held at amortised cost
Impairment (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	492	341	153
Financial assets held at amortised cost | Loans and advances to banks
Impairment (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	0	(2)	(5)
Financial assets held at amortised cost | Loans and advances to customers
Impairment (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	492	346	161
Financial assets held at amortised cost | Debt securities
Impairment (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	0	(3)	(3)
Financial assets at fair value through other comprehensive income
Impairment (Details) - Schedule of Impairment [Line Items]
Income statement charge (credit) £m	£ 0	£ (1)	£ (2)